8 CRC Transferred to the Parana State Government (Tables)	12 Months Ended
Dec. 31, 2020
CRC Transferred To Parana State Government [Abstract]
Schedule of changes in CRC
8.1	Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2019	Interest	variations	Amortizations	December 31, 2019	Interest	variations	Amortizations	December 31, 2020
1,445,042	87,710	96,519	(278,586)	1,350,685	80,788	261,176	(300,025)	1,392,624

Current				219,236				287,789
Noncurrent				1,131,449				1,104,835

Schedule of maturity of noncurrent installments
8.2	Maturity of noncurrent installments

2022	306,928
2023	327,341
2024	349,111
2025	121,455
1,104,835